Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities
Amortized cost	$ 5,724,000	$ 5,724,000
Gross unrealized gains	2,142,000	1,176,000
Gross unrealized losses	(447,000)	(405,000)
Fair value	7,419,000	6,495,000
Available-for-sale
Amortized cost	2,208,531,000	2,226,377,000
Gross unrealized gains	19,353,000	3,380,000
Gross unrealized losses	(7,543,000)	(47,008,000)
Fair value	2,220,341,000	2,182,749,000
Held-to-maturity
Amortized cost	2,208,663,000	2,066,120,000
Gross unrealized gains	47,814,000	5,012,000
Gross unrealized losses	(490,000)	(34,918,000)
Held-to-maturity, fair value	2,255,987,000	2,036,214,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Equity securities
Amortized cost	5,724,000	5,724,000
Gross unrealized gains	2,142,000	1,176,000
Gross unrealized losses	(447,000)	(405,000)
Fair value	7,419,000	6,495,000
US government and federal agencies
Available-for-sale
Amortized cost	2,040,171,000	1,820,808,000
Gross unrealized gains	18,617,000	3,355,000
Gross unrealized losses	(6,342,000)	(37,656,000)
Fair value	2,052,446,000	1,786,507,000
Held-to-maturity
Amortized cost	2,208,663,000	2,066,120,000
Gross unrealized gains	47,814,000	5,012,000
Gross unrealized losses	(490,000)	(34,918,000)
Held-to-maturity, fair value	2,255,987,000	2,036,214,000
Non-US governments debt securities
Available-for-sale
Amortized cost	26,118,000	25,804,000
Gross unrealized gains	82,000	19,000
Gross unrealized losses	(524,000)	(398,000)
Fair value	25,676,000	25,425,000
Corporate debt securities
Available-for-sale
Amortized cost	0	80,177,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(1,464,000)
Fair value	0	78,713,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	13,290,000	13,290,000
Gross unrealized gains	0	0
Gross unrealized losses	(399,000)	(664,000)
Fair value	12,891,000	12,626,000
Commercial mortgage-backed securities
Available-for-sale
Amortized cost	0	125,806,000
Gross unrealized gains	0	6,000
Gross unrealized losses	0	(2,603,000)
Fair value	0	123,209,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	128,952,000	160,492,000
Gross unrealized gains	654,000	0
Gross unrealized losses	(278,000)	(4,223,000)
Fair value	$ 129,328,000	$ 156,269,000